Financial Instruments - Summary of Timing of Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other payables	CAD 704.6	CAD 718.1
Long-term debt	740.8	1,023.0
Other financial liabilities	10.9	10.0
Total contractual obligations	1,456.3	1,751.1
Within one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other payables	704.6	718.1
Long-term debt	198.4	92.4
Other financial liabilities	1.8	2.4
Total contractual obligations	904.8	812.9
Later than one year and not later than three years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Long-term debt	541.4	929.5
Other financial liabilities	7.5	7.6
Total contractual obligations	548.9	937.1
After 3 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Long-term debt	1.0	1.1
Other financial liabilities	1.6
Total contractual obligations	CAD 2.6	CAD 1.1